Consolidated Statements of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit [Member]	Noncontrolling Interests [Member]
Balances, value at Dec. 31, 2012	$ 6,080,966	$ 9,145,394	$ 1,520,745	$ 12,849	$ (4,608,549)	$ 10,527
Balances, shares at Dec. 31, 2012		1,005,535,530
Net income (loss)	(447,660)				(112,036)	(335,624)
Other comprehensive (loss) income	(20,674)			(10,330)		(10,344)
Shares issued for:
Exercise of stock options, value	1,534	4,635	(3,101)
Exercise of stock options, shares	534,628	534,628
Bonus shares, value		364	(364)
Bonus shares, shares	13,750	13,750
Share purchase plan, value	228	228
Share purchase plan, shares	32,694	32,694
Other increase (decrease) in noncontrolling interests (Note 16)	(37,662)		13,475			(51,137)
Rights offering (Note 14(d))	(1,016,178)				(1,016,178)
Dilution losses	(3,194)		(3,194)
Stock-based compensation	20,726		20,726
Balances, value at Dec. 31, 2013	4,578,086	9,150,621	1,548,287	2,519	(5,736,763)	(386,578)
Balances, shares at Dec. 31, 2013	1,006,116,602	1,006,116,602
Net income (loss)	(198,219)				31,768	(229,987)
Other comprehensive (loss) income	(10,665)			(10,894)		229
Shares issued for:
Rights offering, value (Note 14 (d)), net of issue costs of $79,775	3,243,336	3,243,336
Rights offering, shares (Note 14 (d)), net of issue costs of $79,775		1,006,116,602
Exercise of stock options, value	133	398	(265)
Exercise of stock options, shares	59,840	59,840
Share purchase plan, value	19	19
Share purchase plan, shares		5,753
Other increase (decrease) in noncontrolling interests (Note 16)	(41,048)		3,533			(44,581)
Stock-based compensation	5,083		5,083
Balances, value at Dec. 31, 2014	$ 7,576,725	$ 12,394,374	$ 1,556,638	$ (8,375)	$ (5,704,995)	$ (660,917)
Balances, shares at Dec. 31, 2014	2,012,298,797	2,012,298,797